UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
       WASHINGTON, D.C.  20549

       FORM 13F COVER PAGE

 Report for the Quarter Ended: 12/31/2007

 Check here if Amendment [  ] ; Amendment Number:
 This Amendment (Check only one.): [  ] is a restatement.
                                   [  ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:     Clay Finlay Inc.
 Address:  200 Park Avenue
           56th Floor
           New York, NY 10016

 13F File Number:  028-02989

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      William O'Donnell
 Title:     Treasurer
 Phone:     212-557-7022
 Signature, Place, and Date of Signing:

 /s/ William O'Donnell    New York, New York    01/23/2008


 Please note Old Mutual (US) Holdings Inc. is the parent company of Clay Finlay Inc. and does not have investment discretion over transactions in CFI client portfolios.

 Report Type (Check only one.):

 [ X ]        13F HOLDINGS REPORT.

 [   ]        13F NOTICE.

 [   ]        13F COMBINATION REPORT.

 FORM 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:         2

 Form 13F Information Table Entry Total:   103

 Form 13F Information Table Value Total:   853370 (thousands)

 List of Other Included Managers:

  No.    Form 13F File Number    Name
  1      028-11931               Old Mutual (US) Holdings Inc.
  2      028-11581               Old Mutual Capital, Inc.

                                                                FORM 13F INFORMATION TABLE
                                                             VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
 NAME OF ISSUER                TITLE OF CLASS    CUSIP      (X$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS  SOLE     SHARED   NONE
 ----------------------------- ----------------- ---------- -------- -------- --- ---- ------- ---------- -------- -------- -------
 Abbott Laboratories           COM               002824100      4773    85000 SH       DEFINED  1            85000        0      0
 Banco Santander Cen-spon ADR  COM               05964H105      9392   436040 SH       DEFINED  1           436040        0      0
 Alcoa Inc.                    COM               013817101      3586    98100 SH       DEFINED  1            98100        0      0
 American Express              COM               025816109      4505    86600 SH       DEFINED  1            86600        0      0
 American Intl Group           COM               026874107     17200   295031 SH       DEFINED  1           295031        0      0
 Apache Corp                   COM               037411105     25579   237852 SH       DEFINED  1           237852        0      0
 AXA ADR                       COM               054536107     14114   355422 SH       DEFINED  1           355422        0      0
 Bayer Ag-sponsored ADR        COM               072730302     12314   135323 SH       DEFINED  1           135323        0      0
 Becton Dickinson              COM               075887109     11534   138000 SH       DEFINED  1           138000        0      0
 China Mobile HK Ltd. ADR      COM               16941M109      5569    64109 SH       DEFINED  1            64109        0      0
 Taiwan Semiconductor ADR      COM               874039100      8854   888970 SH       DEFINED  1           888970        0      0
 Fedex Corporation             COM               31428X106     13607   152595 SH       DEFINED  1           152595        0      0
 Cadbury Schweppes-spons ADR   COM               127209302      9497   192357 SH       DEFINED  1           192357        0      0
 Canon Inc ADR                 COM               138006309      6673   145609 SH       DEFINED  1           145609        0      0
 J.P. Morgan Chase and Co.     COM               46625H100     18004   412454 SH       DEFINED  1           412454        0      0
 Cisco Systems Inc.            COM               17275R102     13797   509690 SH       DEFINED  1           509690        0      0
 Cia Cervecerias Unidas ADR    COM               204429104       899    25138 SH       OTHER    1, 2         13248    11890      0
 Corning                       COM               219350105     12530   522312 SH       DEFINED  1           522312        0      0
 ASML Holding Reg Shares ADR   COM               N07059186     10343   330566 SH       DEFINED  1           330566        0      0
 Target Corporation            COM               87612E106     16269   325385 SH       DEFINED  1           325385        0      0
 Bank of America Corp          COM               060505104      6422   155659 SH       DEFINED  1           155659        0      0
 TIM Participacoes ADR         COM               88706P106       576    16480 SH       OTHER    1, 2          4180    12300      0
 Fresenius Medical Care ADR    COM               358029106      9899   187668 SH       DEFINED  1           187668        0      0
 General Electric              COM               369604103     14904   402060 SH       DEFINED  1           402060        0      0
 Varian Semiconductor Equip    COM               922207105      7211   194880 SH       DEFINED  1           194880        0      0
 Infosys Technologies- SP ADR  COM               456788108     25934   571728 SH       OTHER    1, 2        568128     3600      0
 Research In Motion            COM               760975102     20889   184210 SH       DEFINED  1           184210        0      0
 Millicom Intl Cellular S.a.   COM               L6388F110     31213   264650 SH       OTHER    1, 2        258220     6430      0
 Hewlett-Packard               COM               428236103     13850   274375 SH       DEFINED  1           274375        0      0
 ING Groep ADR                 COM               456837103      4378   112517 SH       DEFINED  1           112517        0      0
 Intel Corporation             COM               458140100      8950   335700 SH       DEFINED  1           335700        0      0
 Johnson & Johnson             COM               478160104     11006   165000 SH       DEFINED  1           165000        0      0
 Hartford Financial Services   COM               416515104     14168   162494 SH       DEFINED  1           162494        0      0
 Kohls Corp                    COM               500255104      6475   141376 SH       DEFINED  1           141376        0      0
 National Bank of Greece ADR   COM               633643408     10407   754685 SH       DEFINED  1           754685        0      0
 Legg Mason Inc                COM               524901105      3648    49870 SH       DEFINED  1            49870        0      0
 Lowe's Companies              COM               548661107     10740   474792 SH       DEFINED  1           474792        0      0
 Merrill Lynch & Co.           COM               590188108      7508   139875 SH       DEFINED  1           139875        0      0
 Microsoft                     COM               594918104     22417   629692 SH       DEFINED  1           629692        0      0
 Marvell Technology Group      COM               G5876H105      8466   605603 SH       DEFINED  1           605603        0      0
 3M Co                         COM               88579Y101     14309   169700 SH       DEFINED  1           169700        0      0
 Mitsui & Co Ltd ADR           COM               606827202      7499    17485 SH       DEFINED  1            17485        0      0
 Petroleo Brasileiro SA ADR    COM               71654V408     36475   316513 SH       OTHER    1, 2        297673    18840      0
 Nike                          COM               654106103     18045   280906 SH       DEFINED  1           280906        0      0
 Nokia ADR                     COM               654902204     11604   302266 SH       DEFINED  1           302266        0      0
 Novo-Nordisk A/S Spons. ADR   COM               670100205      9640   148623 SH       DEFINED  1           148623        0      0
 Oracle Systems                COM               68389X105     13829   612425 SH       DEFINED  1           612425        0      0
 Syngenta Ag-ADR               COM               87160A100      8075   159399 SH       DEFINED  1           159399        0      0
 Pfizer                        COM               717081103     12145   534317 SH       DEFINED  1           534317        0      0
 America Movil- S.A. ADR       COM               02364W105      1359    22139 SH       OTHER    1, 2          9939    12200      0
 Rio Tinto plc-Spon ADR        COM               767204100      8927    21261 SH       DEFINED  1            21261        0      0
 Siemens AG-Spon ADR           COM               826197501     16876   107245 SH       DEFINED  1           107245        0      0
 ABB ADR                       COM               000375204      4295   149128 SH       DEFINED  1           149128        0      0
 Travelers Cos Inc             COM               89417E109     12873   239276 SH       DEFINED  1           239276        0      0
 ISHARES TR                    COM               464287465      5038    65976 SH       DEFINED  1            65976        0      0
 Turkcell Iletisim Hizmet ADR  COM               900111204      1200    43542 SH       OTHER    1, 2         23742    19800      0
 Veolia Environment ADR        COM               92334N103      7962    87514 SH       DEFINED  1            87514        0      0
 Nomura Holdings Inc-ADR       COM               65535H208      5487   327596 SH       DEFINED  1           327596        0      0
 Chevron Corp                  COM               166764100     22225   238138 SH       DEFINED  1           238138        0      0
 Staples Inc                   COM               855030102     11498   498405 SH       DEFINED  1           498405        0      0
 Wimm-Bill-Dann Foods ADR      COM               97263M109     22470   171475 SH       OTHER    1, 2        167350     4125      0
 Banco Itau Holding Fin-ADR    COM               059602201      1400    54128 SH       OTHER    1, 2         30528    23600      0
 Cia Vale do Rio Doce-ADR      COM               204412209      3796   116196 SH       OTHER    1, 2         73196    43000      0
 AU Optronics Corp-ADR         COM               002255107      6324   329362 SH       OTHER    1, 2        308523    20839      0
 Telefonica S.A. ADR           COM               879382208     10729   109943 SH       DEFINED  1           109943        0      0
 Texas Instruments             COM               882508104     11181   334752 SH       DEFINED  1           334752        0      0
 Total SA ADR                  COM               89151E109      5654    68446 SH       DEFINED  1            68446        0      0
 Marathon Oil Corp             COM               565849106     11381   187001 SH       DEFINED  1           187001        0      0
 Vimpel Communications ADR     COM               68370R109     18775   451316 SH       OTHER    1, 2        430016    21300      0
 TD Ameritrade Holding Corp    COM               87236Y108      3807   189800 SH       DEFINED  1           189800        0      0
 Xerox                         COM               984121103      2159   133345 SH       DEFINED  1           133345        0      0
 News Corp Inc-Cl A            COM               65248E104      4702   229500 SH       DEFINED  1           229500        0      0
 Focus Media Holding ADR       COM               34415V109      8736   153771 SH       OTHER    1, 2        145671     8100      0
 Baidu.com ADR                 COM               056752108     15471    39689 SH       OTHER    1, 2         38609     1080      0
 Vodafone Group Plc ADR        COM               92857W209     10791   289153 SH       DEFINED  1           289153        0      0
 Western Union Co              COM               959802109      8621   355059 SH       DEFINED  1           355059        0      0
 Tyco International Ltd        COM               G9143X208      1345    33932 SH       DEFINED  1            33932        0      0
 The Bank of New York Mellon   COM               064058100     12579   257987 SH       DEFINED  1           257987        0      0